ESTIMATION OF FAIR VALUE - Sensitivity analysis (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Weighted average cost of capital, measurement input [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
+100 bps	$ (864,845)	$ (827,154)
-100 bps	1,316,441	1,279,273
Growth rate
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
+100 bps	785,847	746,633
-100 bps	$ (552,066)	$ (518,685)